The Hartford Small Cap Growth Fund Annual Fund Operating Expenses - The Hartford Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.38%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	2.15%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.15%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.01%	[1]
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.62%	[1]
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.32%	[1]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.02%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.91%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.98%	[1]
Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.90%	[1]

[1]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee as follows: Class A (0.234%) and Class Y (0.079%). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.